Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Issuance of Common Stock, $0.0001 Par Value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares exchanged	2,090,301